UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     November 15, 2010

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          16

Form 13F Information Table Value Total:  $1,699,987



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100   22731  2895614  SH       Sole                 2895614
AVID TECHNOLOGY, INC.               COM          05367P100  113682  8671391  SH       Sole                 8671391
CAREER EDUCATION CORPORATION        COM          141665109  343238 15986843  SH       Sole                15986843
CB RICHARD ELLIS GROUP, INC.        COM          12497t101  507020 27736307  SH       Sole                27736307
COLLECTIVE BRANDS, INC.             COM          19421W100   58716  3637913  SH       Sole                 3637913
ECHOSTAR CORPORATION                COM          278768106   30781  1613257  SH       Sole                 1613257
ELECTRONICS FOR IMAGING, INC.       COM          286082102   18164  1502416  SH       Sole                 1502416
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   41513  5549914  SH       Sole                 5549914
ITT EDUCATIONAL SERVICES, INC.      COM          45068b109  268144  3815905  SH       Sole                 3815905
JDA SOFTWARE GROUP, INC.            COM          46612K108   20740   817824  SH       Sole                  817824
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   41996 17211503  SH       Sole                17211503
MONSTER WORLDWIDE, INC.             COM          611742107   12960  1000000  SH       Sole                 1000000
PRGX GLOBAL, INC.                   COM          69357c503   20094  3543948  SH       Sole                 3543948
SBA COMMUNICATIONS CORPORATION      COM          78388J106  109406  2714783  SH       Sole                 2714783
SEI INVESTMENTS COMPANY             COM          784117103   73660  3621434  SH       Sole                 3621434
TYLER TECHNOLOGIES, INC.            COM          902252105   17142   850274  SH       Sole                  850274